Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0000883237
Registrant Name	VIRTUS INVESTMENT PARTNERS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES